John Hancock Financial Services

197 Clarendon Street, C-1 Boston, Massachusetts 02116 (617) 572-9197 Fax: (617) 572-9161 E-mail: jchoodlet@jhancock.com

James C. Hoodlet Vice President and Counsel US Insurance Law

VIA EDGAR

June 1, 2012

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Attention: Filing Room

RE	John Hancock Life Insurance Company (U.S.A.)
John Hancock Life Insurance Company of New York
Registration Statements Filed On Form N-6

John Hancock Life Insurance Company (U.S.A.) Account A (PVUL09)	# 333-179570

John Hancock Life Insurance Company of New York Account B (PVUL09)	# 333-179571

Dear Sir/Madam:

Pursuant to rule 497(j) and in lieu of filing under paragraph (c) of Rule 497, we hereby certify respecting the above-captioned registration statements on Form N-6 that:

(1)	the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement, and

(2)	the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,

/s/ James C. Hoodlet

Vice President and Counsel